EMPLOYEE BENEFIT PLANS – 401(K) PLAN	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
GNQ INSILICO INC [Member]
Multiemployer Plan [Line Items]
EMPLOYEE BENEFIT PLANS – 401(K) PLAN

As of March 31, 2026, there was $262,349 (December 31, 2025: $289,676) of unrecognized compensation cost related to unvested stock options granted under the EIP, which is expected to be recognized over a weighted average period of 1.79 years.

15.	Employee benefit plans – 401(k) Plan

The Company incurred the following employee benefit plan expenses:

	Three months ended March 31, 2026	Three months ended March 31, 2025
Capitalized to intangible assets under development	$3,833	-
Research and development expense	3,221	-
Compensation expense	1,885	-
Total	$8,939	-

11.	Employee benefit plans – 401(k) Plan

	2025	2024
Capitalized to intangible assets under development	$9,172	-
Research and development expense	1,713	-
Compensation expense	1,672	-
Total	$12,557	-

Effective January 1, 2025, the Company entered into a defined contribution Pooled Employer 401(k) tax-deferred savings plan administered by a third-party service provider for all U.S. employees who meet certain eligibility requirements. Employees may contribute, on a pre-tax or post-tax basis, a percentage of their annual compensation, not to exceed a maximum contribution amount pursuant to Section 401(k) of the Internal Revenue Code. The Company matches up two-thirds (66 2/3%) of the employee’s contributions, up to a maximum match of 3.5% of gross wages for each employee. During the year ended December 31, 2025, the Company contributed $12,557 to the plan (2024: nil).